Contract Balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers - Accounts receivable [Member] - CNY (¥)
¥ in Thousands
		Jun. 30, 2022	Dec. 31, 2021
Contract Balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers [Line Items]
Accounts receivable		¥ 63,632	¥ 67,620
Less: Allowance for doubtful debts	[1]	(20,450)	(23,329)
Accounts receivable, net		43,182	44,291
Contract assets		3,845	5,323
Deferred revenue
-current		167,402	213,006
-non-current		30,852	35,546
Financial liabilities from contracts with customers		¥ 267,796	¥ 337,932

[1]	Changes in the allowance for doubtful accounts were as follows: